November 7, 2017

ADVANTAGE FUNDS, INC.

Dreyfus Global Real Return Fund

(Class A, C, I and Y Shares)

Supplement to Summary and Statutory Prospectuses

dated March 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

Suzanne Hutchins and Aron Pataki are the fund's primary portfolio managers, positions they have held since December 2010 and December 2015, respectively.  Ms. Hutchins and Mr. Pataki are global investment managers and members of the real return team at Newton.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the statutory prospectus:

Suzanne Hutchins and Aron Pataki are the fund's primary portfolio managers, positions they have held since December 2010 and December 2015, respectively.  Ms. Hutchins is a global investment manager and a member of the real return team at Newton.  Ms. Hutchins first joined Newton in 1991, left in 2005 to join Capital International Limited, and rejoined Newton in 2010.  Mr. Pataki is a global investment manager and a member of the real return team at Newton.

6278STK1117

November 7, 2017

ADVANTAGE FUNDS, INC.

Dreyfus Global Real Return Fund

(Class T Shares)

Supplement to Statutory Prospectus

dated March 31, 2017

The following information supersedes and replaces the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

Suzanne Hutchins and Aron Pataki are the fund's primary portfolio managers, positions they have held since December 2010 and December 2015, respectively.  Ms. Hutchins and Mr. Pataki are  global investment managers and  members of the real return team at Newton.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the statutory prospectus:

Suzanne Hutchins and Aron Pataki are the fund's primary portfolio managers, positions they have held since December 2010 and December 2015, respectively.  Ms. Hutchins is a global investment manager and a member of the real return team at Newton.  Ms. Hutchins first joined Newton in 1991, left in 2005 to join Capital International Limited, and rejoined Newton in 2010.  Mr. Pataki is a global investment manager and a member of the real return team at Newton.

4097S1117